Label	Element	Value
Document And Entity Information Elements	etfst_DocumentAndEntityInformationElementAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2014
Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2014
Prospectus Date	rr_ProspectusDate	Dec. 12, 2013